RESTRUCTURED AUGUST NOTE PAYABLE (Details Narrative) - USD ($)					12 Months Ended
	Nov. 20, 2023	Oct. 24, 2022	Aug. 17, 2022	Mar. 01, 2022	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Nov. 04, 2022	Jan. 01, 2016
Debt Instrument [Line Items]
Debt interest rate percentage								12.00%	2.00%
Debt exit fee percentage								15.00%
Debt redemption percentage				15.00%
Description for uplisted term and trigger events					In conjunction with the Merger Agreement, entered into on October 24, 2022, with Yotta Acquisition Corporation (Note 13), on November 4, 2022, the Company entered into a Restructuring Agreement for an Amended and Restated Secured Promissory Note (the “August Note”), through which the August Note was amended and restated in its entirety. The Restructured August Note decreased the principal to $1,748,667, less an OID of $138,667, and the amount in escrow was returned to the investor, The Restructuring Agreement included key modifications, in which i) the Uplist terms were removed, ii) in the event that the closing of the Merger does not occur on or before December 31, 2022, the then-current Outstanding Balance will be increased by 2% and shall increase by 2% every 30 days thereafter until the closing or termination of the Merger Agreement, and iii) the outstanding balance of the Convertible Note may be increased by 5% to 15% upon the occurrence of an event of default or failure to obtain the Lender’s consent or notify the Lender for certain major equity related transactions (“Trigger Events”).
Extended maturity date	Jun. 30, 2024	Aug. 15, 2024
Restructured august note payable					$ 2,640,000	$ 2,400,000
Change in fair value of restructed debt					(5,162,366)	(2,842,132)
Restructured August Note [Member]
Debt Instrument [Line Items]
Debt discount and accrued interest					1,933,000
Loss in extinguishment					157,000
Restructured august note payable					2,640,000	2,400,000
Change in fair value of restructed debt					240,000	$ 467,000
Revalued debt amount					$ 415,000
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument face amount							$ 272,000
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount			$ 5,433,333
Debt interest rate percentage			12.00%
Debt instrument unamortized discount			$ 433,333
Debt instrument transaction expense			10,000
Proceeds from Issuance of Debt			1,100,000
Escrow deposit			3,900,000
Debt Instrument, Fair Value Disclosure			$ 3,400,000
Debt exit fee percentage			15.00%
Debt redemption percentage			15.00%
Debt outstanding face amount			$ 816,500
Increase in outstanding balance percentage			10.00%
Debt instrument, payment terms			Following the Uplist, while the Note is still outstanding, ten days after the Company may have a sale of any of its shares of common stock or preferred stock, there shall be a Mandatory Prepayment equal to the greater of $3,000,000 or thirty-three percent of the gross proceeds of the equity sale
Payments for debt			$ 3,000,000